Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2023	Oct. 31, 2022	Aug. 18, 2022	Jul. 31, 2022
Related Party Transaction [Line Items]
Repayments of Related Party Debt				$ 225,000
Short-Term Debt						$ 60,000		$ 300,000
Accounts Receivable, after Allowance for Credit Loss, Current				$ 300,000	$ 300,000
Liquidation preference	$ 35,000,000
Payments for equity investments	323,000		2,322,000
Proceeds from (repayments of) related party debt			16,418,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Liquidation preference	$ 35,000,000		35,000,000				$ 35,000,000
Fibro Genesis [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt		$ 225,000
Percentage of gross proceeds from equity investments	15.00%
Derivative liability			0
Derivative liabilities payable to related parties			$ 141,000
Related Party [Member]
Related Party Transaction [Line Items]
Derivative liability	$ 2,573